Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends per common share attributable to Navient Corporation	$ 0.64	$ 0.64	$ 0.64
Retained Earnings [Member]
Dividends per common share attributable to Navient Corporation	0.64	0.64	0.64
Total Stockholders' Equity [Member]
Dividends per common share attributable to Navient Corporation	$ 0.64	$ 0.64	$ 0.64